PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

At December 31, 2018 and December 31, 2017, property and equipment consisted of the following:

	December 31,		Depreciable Life
	2018	2017	(Years)
Furniture and Fixtures	$36,374	$51,411	3-5
Computer Equipment	57,112	56,142	3
Total Property and Equipment	93,486	107,553
Less: Accumulated Depreciation	(88,022)	(75,648)
Total Property and Equipment, net	$5,464	$31,905

Depreciation expense was $26,289 and $26,129, with $13,220 and $13,950 attributable to continuing operations for the years ending December 31, 2018 and 2017, respectively.